Deposits	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Deposits
(7)	Deposits

The scheduled maturities of total time deposits as of the years ended December 31, 2012 and 2011 are as follows:

(in thousands)	2012	2011
Due within:
One year	$280,477	$266,516
Two years	65,220	93,209
Three years	23,482	34,730
Four years	11,984	8,811
Five years	12,139	11,172
Thereafter	0	0

Total	$393,302	$414,438

At December 31, 2012 and 2011, the Company had certificates and other time deposits in denominations of $100,000 or more which mature as follows:

(in thousands)	2012	2011
Due within:
Three months or less	$37,166	$52,274
Over three months through six months	18,690	16,017
Over six months through twelve months	33,265	32,291
Over twelve months	31,656	38,922

Total	$120,777	$139,504

The Federal Reserve Bank required the Bank to maintain cash or balances of $1,367,000 and $1,335,000 at December 31, 2012 and 2011, respectively, to satisfy reserve requirements.

Average compensating balances held at correspondent banks were $1,595,000 and $489,000 at December 31, 2012 and 2011, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.